Borrowings - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 5,282	$ 4,640
Innovation Credit
Disclosure of detailed information about borrowings [line items]
Stated interest rate	10.00%
Borrowings	$ 5,282	$ 4,640